Debt and Capital Lease Obligations (Tables)	6 Months Ended
Jul. 02, 2022
Debt and Capital Lease Obligations
Schedule of carrying values and estimated fair values of debt instruments and capital lease obligations

Debt outstanding, whose carrying value approximates fair market value due to variable interest rates based on current rates available to the Company for similar instruments, was as follows (in thousands):

	July 2,	December 31,
	2022	2021
Current Maturities:
Current maturities of long-term debt	$9,563	$115,224
Current portion of capital lease obligations, net of capital lease interest	13,362	12,151
Current portion of long term debt and capital lease obligations	$22,925	$127,375
Long-term borrowings:
Line of credit	$70,707	$87,633
Term loan	346,698	351,481
Acquisition debt	—	34,718
Convertible notes – related party	—	30,567
Convertible notes – June 2021	—	44,400
Senior unsecured convertible notes	124,685	—
Less: current maturities of long-term debt	(9,563)	(115,224)
Less: unamortized financing fees	(9,195)	(11,354)
Less: convertible debt discount	(8,212)	(3,408)
Long-term debt, net of current portion and deferred financing fees	$515,120	$418,813
Capital lease obligations:
Capital lease obligations	$33,511	$32,002
Less: current portion of capital lease obligations, net of capital lease interest	(13,362)	(12,151)
Capital lease obligations, net of current portion	20,149	19,851
Total long-term borrowings	$535,269	$438,664